Derivatives and Hedging Activities (Details) - Schedule of transactions are designated as hedge accounting - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of transactions are designated as hedge accounting [Abstract]
Cash flow hedge	$ 9,276